UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000
                                               ---------------------------------

Check here if Amendment [ ];       Amendment Number:
This Amendment (Check only one.):  [ ]  is a restatement
                                   [ ]  adds new holdings to entries.

Institutional Investment Manager Filing This Report:

Name:     Westport Advisers LLC
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Address:  253 Riverside Avenue
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          Westport, CT  06880
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          ----------------------------------------------------------------------

13F File Number: 028- 04939
                     --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ronald H. Oliver
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Title:    Managing Member
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Phone:    203-227-3601
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Ronald H. Oliver            Westport, Connecticut          February 9, 2001
-----------------------------   ----------------------------   -----------------

Report Type  (Check only one):

[x]  13F Holdings Report
[ ]  13F Notice
[ ]  13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing  this  report as required by the  Securities  Exchange  Act of 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                         ---------------------
Form 13F Information Table Entry Total:   76
                                         ---------------------
Form 13F Information Table Value Total:   $ 481,923
                                         ---------------------
                                               (x$1,000)

List of Included Managers:

   Andrew J. Knuth     Westport Advisers, LLC
   Edmund H. Nicklin   Westport Advisers, LLC

List of Other Included Managers:
   No.       13F File Number                Name
   ---       ---------------                ----

                          Form 13F INFORMATIONAL TABLE

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
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        COLUMN 1               COLUMN 2        COLUMN 3   COLUMN 4     COLUMN 5          COLUMN 6   COLUMN 7         COLUMN 8
     NAME OF ISSUER             TITLE           CUSIP      VALUE    SHRS OR  SH/  PR/   INVESTMENT   OTHER       VOTING AUTHORITY
                                 OF                       (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED    NONE
                                CLASS
------------------------------------------------------------------------------------------------------------------------------------
AAR Corp.                        COM          000361105     3425       271250      SH    Sole                 271250
Alpha Industries, Inc.           COM          020753109     6199       167550      SH    Sole                 167550
American Management Systems, I   COM          027352103    17760       896400      SH    Sole                 896400
Anadarko Petroleum Corp.         COM          032511107      426         6000      SH    Sole                   6000
Anadigics, Inc.                  COM          032515108     1626        99300      SH    Sole                  99300
Applebees International Inc.     COM          037899101     1886        60000      SH    Sole                  60000
Aspen Technology Inc.            COM          045327103     7481       225000      SH    Sole                 225000
BankUnited Financial Corp. - C   COM          06652B103     2609       307000      SH    Sole                 307000
Beasley Broadcast Group, Inc.    COM          074014101     2868       345000      SH    Sole                 345000
Bergen Brunswig Corp.            COM          083739102     2349       148400      SH    Sole                 148400
Bindley Western Industries, In   COM          090324104     4744       114144      SH    Sole                 114144
Bristol-Myers Squibb Company     COM          110122108      444         6000      SH    Sole                   6000
C&D Technologies, Inc.           COM          124661109    11306       261800      SH    Sole                 261800
CH Energy Group, Inc.            COM          12541M102    16217       362400      SH    Sole                 362400
Checkpoint Systems, Inc.         COM          162825103     1230       165400      SH    Sole                 165400
Computer Associates Internatio   COM          204912109    11973       614000      SH    Sole                 614000
Conexant Systems, Inc.           COM          207142100    11070       720000      SH    Sole                 720000
Consolidated Stores Corp.        COM          210149100     5188       488306      SH    Sole                 488306
Cox Radio, Inc. - Class A        COM          224051102    11730       519900      SH    Sole                 519900
Devon Energy Corp.               COM          25179M103    13217       216780      SH    Sole                 216780
Downey Financial Corp.           COM          281018105     5500       100000      SH    Sole                 100000
DuPont Photomasks, Inc.          COM          26613X101    13227       250300      SH    Sole                 250300
Duane Reade, Inc.                COM          263578106     8246       269800      SH    Sole                 269800
EGL Incorporated                 COM          268484102     7075       295550      SH    Sole                 295550
El Paso Electric Company         COM          283677854    11324       857850      SH    Sole                 857850
Emmis Communications Corp.       COM          291525103    10368       361400      SH    Sole                 361400
Fairchild Semiconductor Corp.    COM          303726103      180        12500      SH    Sole                  12500
FedEx Corp.                      COM          31428X106      300         7500      SH    Sole                   7500
Firepond Inc.                    COM          318224102      802        85000      SH    Sole                  85000
First Essex Bancorp, Inc.        COM          320103104     7843       390950      SH    Sole                 390950
Florida East Coast Industries    COM          340632207     3873       113274      SH    Sole                 113274
Fritz Companies, Inc.            COM          358846103     1282       211500      SH    Sole                 211500
Gaylord Entertainment Company    COM          367905106     1566        75000      SH    Sole                  75000
General Communications, Inc.     COM          369385109     4809       687000      SH    Sole                 687000
Harbor Florida Bancshares, Inc   COM          411901101     2405       161000      SH    Sole                 161000
Houghton Mifflin Company         COM          441560109     5194       112000      SH    Sole                 112000
Houston Exploration Company      COM          442120101    10866       285000      SH    Sole                 285000
IMS Health Inc.                  COM          449934108    29025      1075000      SH    Sole                1075000
ITT Educational Services, Inc.   COM          45068B109     8219       373600      SH    Sole                 373600
Insight Communications Company   COM          45768V108    12375       526575      SH    Sole                 526575
JLG Industries, Inc.             COM          462210101     4031       379400      SH    Sole                 379400
Lincare Holdings Inc.            COM          532791100      685        12000      SH    Sole                  12000
Nieman Marcus B shares           COM          640204301      272         8205      SH    Sole                   8205
Outback Steakhouse, Inc.         COM          689899102     1811        70000      SH    Sole                  70000
Owens & Minor, Inc.              COM          690732102     5063       285250      SH    Sole                 285250
PBOC Holdings, Inc.              COM          69316G108     1549       162500      SH    Sole                 162500
Parametric Technology Corp.      COM          699173100      269        20000      SH    Sole                  20000
People's Savings CT              COM          710198102     3822       147700      SH    Sole                 147700
Perot Systems Corp.              COM          714265105     5479       596400      SH    Sole                 596400
Pogo Producing Company           COM          730448107     4700       151000      SH    Sole                 151000
Praxair, Inc.                    COM          74005P104      444        10000      SH    Sole                  10000
Precision Castparts Corp.        COM          740189105    21704       516000      SH    Sole                 516000
Project Software & Development   COM          74339P101     2444       227700      SH    Sole                 227700
Quorum Health Group, Inc.        COM          749084109     9828       624000      SH    Sole                 624000
Rational Software Corp.          COM          75409P202     8372       215000      SH    Sole                 215000
Reynolds & Reynolds, Inc.        COM          761695105     6431       317600      SH    Sole                 317600
Rockwell International Corp.     COM          773903109      238         5000      SH    Sole                   5000
Rogers Corp.                     COM          775133101     4205       102400      SH    Sole                 102400
Ruby Tuesday, Inc.               COM          781182100    13576       890200      SH    Sole                 890200
Saks Inc.                        COM          79377w108     2180       218000      SH    Sole                 218000
Seacoast Financial Services Co   COM          81170Q106     2873       239425      SH    Sole                 239425
Sensormatic Electronics, Corp.   COM          817265101     8362       416800      SH    Sole                 416800
Southwestern Energy Company      COM          845467109     6973       672100      SH    Sole                 672100
St. Joe Company                  COM          790148100     6235       283400      SH    Sole                 283400
Staten Island Bancorp Inc.       COM          857550107     1710        80000      SH    Sole                  80000
Sterling Financial Corp.         COM          859319105     1494       123200      SH    Sole                 123200
Synavant, Inc.                   COM          87157A105     5987      1277250      SH    Sole                1277250
Synopsys, Inc.                   COM          871607107    15621       329300      SH    Sole                 329300
Texas Instruments, Inc.          COM          882508104    10494       221512      SH    Sole                 221512
The Pittston Company             COM          725701106     3379       170007      SH    Sole                 170007
Unigraphics Solutions, Inc.      COM          904928108     6598       404500      SH    Sole                 404500
Universal Health Services, Inc   COM          913903100    30497       272900      SH    Sole                 272900
Volt Information Sciences, Inc   COM          928703107     3329       160412      SH    Sole                 160412
Westvaco Corp.                   COM          961548104      233         8000      SH    Sole                   8000
Whitehall Jewellers, Inc.        COM          965063100      739       104650      SH    Sole                 104650
Xtra Corp.                       COM          984138107     2069        43100      SH    Sole                  43100
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